Investment Objectives and Goals - YieldMax® U.S. Stocks Target Double Distribution ETF	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® U.S. Stocks Target Double Distribution ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is capital appreciation.